Crewing cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Crewing cost [Abstract]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 171,546	$ 173,912	$ 155,958
Other crewing related costs	26,311	24,375	20,728
Total crewing costs	$ 197,857	$ 198,287	$ 176,686